INVENTORIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Inventories [Line Items]
Cost of sales	$ 863.0	$ 810.9
Forfeiture of carbon fines	13.5	0.0
Finished Goods
Disclosure of Inventories [Line Items]
Inventory write-down	1.7	6.7
Ore Stockpiles - Current
Disclosure of Inventories [Line Items]
Inventory write-down	1.7	2.1
Ore Stockpiles - Non-Current
Disclosure of Inventories [Line Items]
Inventory write-down	0.0
Reversal of inventory write-down		17.0
Mine Supplies
Disclosure of Inventories [Line Items]
Inventory write-down	$ 2.5	$ 2.4